NOTE 11 – FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Fair Value Disclosures [Abstract]
NOTE 11 - FAIR VALUE MEASUREMENTS - Measured on a Recurring Basis
Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs ( Level 2)	Unobservable inputs ( Level 3)	Total Fair value at May 31, 2022
Derivative liabilities	$—	$—	$—	$—

Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs ( Level 2)	Unobservable inputs ( Level 3)	Total Fair value at August 31, 2021
Derivative liabilities	$—	$—	$—	$—

NOTE 11 - FAIR VALUE MEASUREMENTS - Schedule of Fair Value Summary
Derivative liabilities embedded in convertible notes

Fair value at August 31, 2020	$64,584
Increase from note issuances	74,187
Decrease from note conversions	(33,490)
Changes in the fair value	58,090
Fair value at November 30, 2020	$163,371
Increase from note issuances	—
Decrease from note prepayment	(136,320)
Changes in the fair value	18,439
Fair value at February 28, 2021	$45,490
Increase from note issuances	—
Decrease from note prepayment	(45,490)
Fair value at May 31, 2021	$—

Derivative liabilities embedded in convertible notes

Fair value at August 31, 2020	$64,584
Increase from note issuances	74,187
Decrease from note conversions	(33,490)
Changes in the fair value	58,090
Fair value at November 30, 2020	$163,371
Increase from note issuances	—
Decrease from note prepayment	(136,321)
Changes in the fair value	18,439
Fair value at February 28, 2021	$45,490
Decrease from note prepayment	(45,490)
Fair value at August 31, 2021	—